Cover	Oct. 15, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2025
Entity File Number	001-39264
Entity Registrant Name	Keros Therapeutics, Inc.
Entity Central Index Key	0001664710
Entity Tax Identification Number	81-1173868
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1050 Waltham Street
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(617)
Local Phone Number	314-6297
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	true
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	KROS
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ